Revenues (Disaggregation Of Revenues) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	$ 835	$ 2,325
Revenues collected for pass-through expenses	260	781
Total operating revenues	1,095	3,106	$ 3,958	$ 3,920	$ 3,878
Distribution Base Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	604	1,640
Transmission Base Revenues (TCOS Revenues) [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	214	637
Transmission Base Revenues (TCOS Revenues) [Member] | Third-Party Wholesale Customers [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	137	403
Transmission Base Revenues (TCOS Revenues) [Member] | REPS Serving Oncor Distribution Customers, Through TCRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	77	234
Other Miscellaneous Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	17	48
TCRF - Third-party Wholesale Transmission Service [Member]
Disaggregation of Revenue [Line Items]
Revenues collected for pass-through expenses	237	719
EECRF And Other Regulatory Charges [Member]
Disaggregation of Revenue [Line Items]
Revenues collected for pass-through expenses	$ 23	$ 62